Exhibit 99.1

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EXECUTIVE NARRATIVE:

This Executive Summary summarizes the independent third-party due diligence review (the “Review”) conducted on 308 Option Investments by Recovco Mortgage Management, LLC (“Recovco”) on behalf of its Client, Unison Midgard Holdings LLC (“Client”).

Recovco’s reports, which are to be made available to the recipient by the Client, include the Investment-level results of Recovco’s independent, third-party due diligence review conducted for the Client.

Recovco performed certain due diligence services described below on Option Investments. The review was conducted on behalf of Client in August through September 2023 via files images provided by the Client for the review.

DESCRIPTION OF SERVICES:

Recovco was instructed to perform a credit, guideline, valuation, data/document validation review and condition clearing services for 1-4 family residential property-secured Option Investments (“Option Investments”) submitted to Recovco by Client.

INVESTMENT SAMPLING:

Recovco’s sample selection criteria, as directed, was as follows:

•	Target 30% at random of 1023 Investments. The review sample count is 308 Investments totaling $27,603,611 Investment Option Amount. The initial Investments total 1023; eight (8) were removed as they were Terminated, and two (2) loans in the Sample were removed for grading reasons.
•	Title Lien Review was conducted for the same random sample (308 Investment Options).
•	Review of the current information as of September 28, 2023, including review of the current AVM’s for only the sample Investments for a count of 308.

The table below summarizes the reviews conducted by Recovco:

Review	Reviewed Total	% Of Sample
Underwriting Guideline Check	308	100.00%
Confirmatory Data Review	308	100.00%
Confirmatory Document Review	308	100.00%
Title Lien Review	308	100.00%

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DATA INTEGRITY REVIEW:

Where available, Recovco compared the data fields below on the bid tape provided by the Client to the data found in the actual file as captured by Recovco. This information may not have been available for all Option Investments. This comparison included the following data fields:

Current AVM	Credit Score at Origination	Origination Entity	Residency Status	Balance Payment
Current Exercise Amount	Lien Position	Initial Payment	Original Sr. Lien Amount	Occupancy
Property Condition	Option Term / Expiration Date	Pricing Ratio	Effective Date	CLTV
Property Type	Original Agreed Value	Property Address	Appraised Value	Investor Percentage
Maximum Authorized Debt	Repurchase Lockout	Unison Program Name

To calculate the Current AVM, the Client provided Recovco with a data file containing the raw AVMs with a date of 8/31/2023. Recovco followed the methodology as established by the Client to re-calculate the AVM provided in the tape. The methodology was as follows:

-	Recovco used the following formula to confirm the Current Intrinsic Value provided by the Client to confirm the accuracy provided. The formula for calculation was as follows: (Current AVM Value – Original Agreed Value) multiplied by the Investor Percentage plus Original Investment Price. No variances to the Current AVMs in the tape were found.

DATA INTEGRITY REVIEW RESULTS SUMMARY TABLE:

Of the Home Equity Investments included within the Data Integrity population, there was one (1) data discrepancies on 1 Option Investments on the 308 Equity Investments for an 0.325% variance per Option Investment count. Unison provided updated Tapes to make corrections in Data on the initial review. Please note that a 1% variance threshold was applied to the fields.

Field	Count	% Of Investment Options Reviewed (by count)
Representative Credit Score	1	0.325%
Total	1	0.325%

UNDERWRITING GUIDELINE REVIEW:

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Recovco will review the portfolio of Client’s investments to determine if they appear to be in compliance with certain criteria, as mutually agreed upon between Recovco and the Client, as per the Investment guidelines as provided below:

-	Review and confirmation of Application

▪	Program
▪	Maximum Investment Size ($)
▪	Maximum Price Appreciation (Max Investor Percentage)
▪	Maximum Investment as % of Property
▪	Maximum Term
▪	Minimum Pricing
▪	Property Type / Exclusions
▪	Home Inspection Present
▪	Appraisal Present
▪	Income/Asset Verification
▪	Property Condition
▪	Debt Limit (LTV)
▪	Minimum Homeowner Equity
▪	Max # of Units
▪	Minimum FICO Score
▪	Residency Requirements
▪	Minimum Floor and Buyout Blackout
▪	Property Approval
▪	Lien Restriction
▪	Title Restriction

For avoidance of doubt, the following underwriting criteria contained in the investment guidelines below will not be reviewed:

•	Minimum Canada FICO Score
•	Metro Concentration Limit
•	Minimum Mortgage Maturity
•	Country Limit
•	Non-owner Occupied Limit
•	Individual Owner Exposure

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CONFIRMATORY DOCUMENT REVIEW:

Recovco reviewed each contract agreement in imaged format as made available to Recovco by the originator under authorization by the Client. Recovco reviewed and checked for the critical documents as identified in the second table below (the “Critical Documents”), present in said files and, where appropriate, that said Critical Documents have been properly executed and/or recorded in the file.

Option Purchase Agreement	Senior Mortgage Statement	Credit Report	Application	Settlement Statement
Signed Offer Letter	Signed Condition of Offer	Signed Important Information Notice and Total Unison Estimate (TUCE)	Unison Closing Instructions	Unison Closing Statement
Notice and Acknowledgement Regarding Spouses, Partners and Co-Occupants (Non-Owner)	Schedule of Debts (as applicable)	Cancelation Notice (with effective Date of 11/3/2019 or later)	Hazard Insurance (as required)	Flood Insurance (as required)

GRADING CRITERIA:

Upon completion of the Home Equity Investment file review, Recovco assigned grading which considered factors based on the review criteria, product, and applicable guidelines.

OVERALL EVENT GRADE
1	The Investment conforms to all applicable Guidelines, no conditions noted.
2	The Investment does not meet every applicable Guideline, however most of the Investment characteristics are within the guidelines and there are documented and significant compensating factors.
3	The Investment does not meet every applicable Guideline, and most Investment characteristics are outside Guidelines; or there are weak or no compensating factors.
4	The Investment does not meet every applicable Guideline, and most Investment characteristics are outside Guidelines and not curable; or there are weak or no compensating factors.

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FINDINGS SUMMARY:

After completing a credit underwriting and valuation review of the 308 Home Equity Investments, 294 Investments had a rating grade of “1”, 9 Investments had a rating grade of “2”, and 5 Investment had a rating grade of a “3”.

Grade	Loan Count	% Of Sample	Investment Amount
1	294	95.46	$26,230,121
2	9	2.92	$1,000,428
3	5	1.62	$373,062
4	0	0.00	$0.00
Total	308	100.00	$27,603,611

Upon completion of the Credit Guideline review “9” loans had “10” exceptions. The table below describes the loan grading and exception type. None of the loans identified below were removed from the pool.

UNDERWRITING GUIDELINE REVIEW RESULTS
Grade	Loan Count	% Of Sample	Investment Amount
1	299	97.08	$26,762,299
2	5	1.62	$523,250
3	4	1.30	$318,062
4	0	0.00	$0.00
Total	308	100.00	$27,603,611

* One loan had two Level 3 grade exceptions

Exception Type	Exception Count
Credit	6
* Credit Score for borrower is less than 500 (Lvl 2)	1
* Loan Does Not Meet Originator Guidelines (Lvl 2)	2
* Loan Does Not Meet Originator Guidelines (Lvl 3)	2

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* Missing Verification of Assets (Lvl 3)	1
Valuation	4
* Completed "Subject To" w/o Completion Cert in File (Lvl 3)	1
* Full appraisal required. Form Type (Lvl 2)	1
* Property Issues indicated (Lvl 3)	1
* Quality of Appraisal Report Unacceptable (Lvl 2)	1
Total Exceptions	10

Upon completion of the Documentation review “5” loans each had one exception. The table below describes the loan grading and exception type. None of the loans were removed from the pool.

Grade	Loan Count	% Of Sample	Investment Amount
1	303	98.38	$27,071,433
2	4	1.30	$477,178
3	1	0.32	$55,000
4	0	0.00	$0.00
Total	308	100.00	$27,603,611

Exception Type	Exception Count
Credit	2
* Closing Statement Missing or Not Executed (Lvl 2)	1
* Missing Hazard Insurance (Lvl 3)	1
Valuation	3
* Missing flood cert (Lvl 2)	3
Total Exceptions	5

APPRAISAL REVIEW:

Recovco confirmed that (i) the subject property address is correct, (ii) all subject buildings included in the collateral are included in the Appraisal and (iii) the property square-footage is reasonably accurate both existing and any proposed construction, and (iv) the valuation is relevant for market conditions. To the extent any of the above appeared to be incorrect, Recovco informed Client.

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OVERALL REVIEW RESULTS
Grade	Count	% Of Sample	Investment Amount
1	306	99.35%	$27,437,861
2	2	0.65%	$165,750
3	0	0.00%	$0
Total	308	100%	$27,603,611

TITLE LIEN REVIEW:

Recovco completed a review of title reports from a third part vendor for all Option Investments for a sample selection of 235. Recovco reviewed the title reports to confirm the lien position as reflected on Clients’ data tape. Recovco has identified all associated issues including clouds, unreleased prior liens and delinquent taxes that may affect the lien position as reflected on Clients’ data tape and will determine if relevant documents are provided to clear identified issues.

OVERALL TITLE GRADE
1	No Issue - Clear Title
2	Minor defects, will not affect lien position
3	Potential Title defect will affect lien position

Upon completion of the Documentation review “3” loans had “3” exceptions. The table below describes the loan grading and exception type. None of the loans were removed from the pool.

TITLE REVIEW RESULTS
Grade	Count	% Of Sample	Investment Amount
1	287	93.18%	$25,622,123
2	18	5.84%	$1,713,450
3	3	0.98%	$268,038
Total	308	100%	$27,603,611

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Exception Type	Exception Count
State Lien	2
Pace Solar Lien	2
Senior Lien	1
Mortgage Lien	1
Total Exceptions	3

•	Two (2) Loans were found to have PACE or HERO liens
•	No Loans were found to have an HOA lien

HOME EQUITY INVESTMENT SUMMARY TABLES:

LIEN POSITION	Count	% Of Reviewed Population	Investment Amount
FIRST	15	4.87%	$1,579,562
SECOND	248	80.52%	$21,460,405
THIRD	45	14.61%	$4,563,644
FOURTH	0	0.0%	$0
TOTAL	308	100.00%	$27,603,611

ORIG TERM	Count	% Of Reviewed Population	Investment Amount
0-180	0	0.00%	$0
181-240	0	0.00%	$0
241-360	308	100.00%	$27,603,611
Total	308	100.00%	$27,603,611

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OCCUPANCY	Count	% Of Reviewed Population	Investment Amount
PRIMARY/SECOND	305	99.03%	$27,417,341
INVESTMENT	3	0.97%	$186,270
Total	308	100.00%	$27,603,611

Attachment Reports:

The following reports support the data provided above and have a column added to reflect which Option Investments have been terminated:

•	Investment Option Level Exception Report
•	Exception Report
•	Tape Discrepancy Report
•	Intrinsic Value Report
•	Lien Position
•	Title Report

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